Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2021	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	637,352	550,500	2,469,962	2,211,151	5,868,965
Currency translation adjustment	(6,466)	(151)	(1,324)	-	(7,941)
Additions	22,830	2,971	-	-	25,801
Transfers / Reclassifications	(2,902)	(4,637)	-	-	(7,539)
Disposals	(659)	(1,156)	-	-	(1,815)
Values at the end of the year	650,155	547,527	2,468,638	2,211,151	5,877,471

Amortization and impairment
Accumulated at the beginning of the year	577,359	382,531	1,383,994	2,096,025	4,439,909
Currency translation adjustment	(6,014)	-	-	-	(6,014)
Amortization charge	28,072	8,701	-	34,746	71,519
Impairment charge (See note 5)	404	-	-	-	404
Disposals	(514)	(9)	-	-	(523)
Accumulated at the end of the year	599,307	391,223	1,383,994	2,130,771	4,505,295
At December 31, 2021	50,848	156,304	1,084,644	80,380	1,372,176

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2020	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	604,870	463,742	2,117,837	2,140,051	5,326,500
Currency translation adjustment	1,108	220	(5,058)	-	(3,730)
Increase due to business combinations (**)	11,563	87,000	357,183	71,100	526,846
Additions	24,965	602	-	-	25,567
Transfers / Reclassifications	(1,393)	-	-	-	(1,393)
Disposals	(3,761)	(1,064)	-	-	(4,825)
Values at the end of the year	637,352	550,500	2,469,962	2,211,151	5,868,965

Amortization and impairment
Accumulated at the beginning of the year	536,337	373,772	797,592	2,057,240	3,764,941
Currency translation adjustment	890	(1)	-	-	889
Amortization charge	42,931	8,760	-	38,785	90,476
Impairment charge (See note 5)	-	-	586,402	-	586,402
Transfers / Reclassifications	931	-	-	-	931
Disposals	(3,730)	-	-	-	(3,730)
Accumulated at the end of the year	577,359	382,531	1,383,994	2,096,025	4,439,909
At December 31, 2020	59,993	167,969	1,085,968	115,126	1,429,056
(*)	Includes Proprietary Technology.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Disclosure of information for cash-generating units [text block]
(all amounts in millions of U.S. dollars)
	Tubes Segment
CGU	Hydril Acquisition	Other	Total
Tamsa (Hydril and other)	346	19	365
Siderca (Hydril and other)	265	93	358
Hydril	309	-	309
Other	-	53	53
Total	920	165	1,085